Basis of Preparation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basis of Preparation (Details) [Line Items]
Change in fair value	$ 13,628
Fair value lost	$ 4,418
Earnings per share basic and diluted (in Dollars per share)	$ 0.1
Maturity term	3 months
Computer software	5 years
Lease term	12 months
Low-value lease assets	$ 5
Total carrying amount of insurance contract liabilities	492,255	$ 413,053
Gross incurred but not reported claims	179,921	120,331
Amount of investment properties	20,012	25,712
Total expected credit losses on insurance receivables	9,235	6,394
Estimated pipeline premiums	$ 3,249	$ 5,307
Minimum [Member]
Basis of Preparation (Details) [Line Items]
Fair value revaluation loss percentage	10.00%
Maximum [Member]
Basis of Preparation (Details) [Line Items]
Fair value revaluation loss percentage	15.00%